NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2013
NONCONTROLLING INTEREST
Schedule of Noncontrolling Interest

	For the years ended December 31
	2011	2012	2013
	RMB	RMB	RMB

Balance at January	133,485	167,253	196,911
Net income (i)	39,752	45,338	49,500
Capital injection by noncontrolling shareholders(ii)	2,960	—	—
Foreign currency translation adjustments	6,268	2,498	5,037
Dividend to noncontrolling shareholders	(15,212)	(17,321)	(25,009)
Disposal of the subsidiaries (iii)	—	(857)	—

Balance at December 31	167,253	196,911	226,439

(i)                                     The Group computed net income attributable to noncontrolling interests for each less-than-wholly-owned subsidiary as the net income or loss of that subsidiary multiplied by the ownership percentage held by NCI.

(ii)                                  Represented the capital contributions from the noncontrolling shareholders, which are in proportion to their ownership percentages in the respective subsidiaries.

(iii)                               Represented the disposal of noncontrolling interests in Guangzhou Hongcheng and Guangxi Hongcheng in 2012.